Decommissioning and Other Provisions - Change in Decommissioning and Other Provision Balances (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in other provisions [abstract]
Balance	$ 470	$ 343
Liabilities incurred	22	22
Liabilities settled	(41)	(50)
Liabilities disposed		(8)
Accretion	(24)	23
Acquisition of liabilities (Big Level)	8
Revisions in estimated cash flows(2)	5	42
Revisions in discount rates(2)	(37)	110
Reversals	(5)	(4)
Change in foreign exchange rates	10	(8)
Balance	456	470
Decommissioning and restoration
Reconciliation of changes in other provisions [abstract]
Balance	437	293
Liabilities incurred	5	3
Liabilities settled	(31)	(19)
Liabilities disposed		(8)
Accretion	(24)	23
Revisions in estimated cash flows(2)	2	41
Revisions in discount rates(2)	(37)	110
Reversals	0	0
Change in foreign exchange rates	7	(6)
Balance	$ 407	437
Decommissioning and restoration | Minimum
Reconciliation of changes in other provisions [abstract]
Use of lower, short-term discount rate (in years)	5 years
Increase (decrease) in discount rates, other provisions	(1.60%)
Decommissioning and restoration | Maximum
Reconciliation of changes in other provisions [abstract]
Use of lower, short-term discount rate (in years)	15 years
Increase (decrease) in discount rates, other provisions	(2.10%)
Other
Reconciliation of changes in other provisions [abstract]
Balance	$ 33	50
Liabilities incurred	17	19
Liabilities settled	(10)	(31)
Liabilities disposed		0
Accretion	0	0
Acquisition of liabilities (Big Level)	8
Revisions in estimated cash flows(2)	3	1
Revisions in discount rates(2)	0	0
Reversals	(5)	(4)
Change in foreign exchange rates	3	(2)
Balance	$ 49	$ 33